SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

Schedule of estimated useful lives of intangible assets

Estimated Useful Life
Software	10 Years
Trademark	10 Years
Customer relationship	10 Years
Technology	4.3 Years - 6.3 Years

Schedule of disaggregation of revenue

	For the years ended December 31,
	2025	2024	2023
Used-car sales	$—	$—	$1,420
New-car wholesales	—	—	30,048
Technical services	129	—	67
Total revenues	$129	$—	$31,535